SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful life of property, plant and equipment
%
Leasehold Improvement	25-33 (*)
Machinery and Equipment	7-14
Computers	33.3
Furniture	15